Goodwill and Other Intangibles - Schedule of Goodwill and Other Intangibles, Net (Detail) - USD ($) $ in Thousands	Oct. 01, 2016	Jan. 02, 2016	Dec. 27, 2014
Other Intangible Assets [Line Items]
GOODWILL	$ 3,899,514	$ 3,875,719	$ 3,835,477
Total Other intangibles-net	410,036	477,601	602,827
Brand Names and Trademarks [Member]
Other Intangible Assets [Line Items]
Brand names and trademarks-not amortizing	252,800	252,800	252,800
Customer Relationships [Member]
Other Intangible Assets [Line Items]
Gross carrying amount	1,391,812	1,373,920	1,376,094
Accumulated amortization	(1,234,909)	(1,149,572)	(1,026,680)
Net carrying value	156,903	224,348	349,414
Noncompete Agreements [Member]
Other Intangible Assets [Line Items]
Gross carrying amount	800	800	800
Accumulated amortization	(467)	(347)	(187)
Net carrying value	$ 333	$ 453	$ 613